Fair value of financial instruments	12 Months Ended
Dec. 31, 2017
Disclosure of fair value of financial instruments [Abstract]
Disclosure of fair value of financial instruments [text block]
18.	Fair value of financial instruments

The Bank determines the fair value of its financial instruments using the fair value hierarchy established in IFRS 13 - Fair Value Measurements and Disclosure, which requires the Bank to maximize the use of observable inputs (those that reflect the assumptions that market participants would use in pricing the asset or liability developed based on market information obtained from sources independent of the reporting entity) and to minimize the use of unobservable inputs (those that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances) when measuring fair value. Fair value is used on a recurring basis to measure assets and liabilities in which fair value is the primary basis of accounting. Additionally, fair value is used on a non-recurring basis to evaluate assets and liabilities for impairment or for disclosure purposes. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Depending on the nature of the asset or liability, the Bank uses some valuation techniques and assumptions when estimating fair value. The Bank applied the following fair value hierarchy:

Level 1 – Assets or liabilities for which an identical instrument is traded in an active market, such as publicly-traded instruments or futures contracts.

Level 2 – Assets or liabilities valued based on observable market data for similar instruments, quoted prices in markets that are not active; or other observable inputs that can be corroborated by observable market data for substantially the full term of the asset or liability.

Level 3 – Assets or liabilities for which significant valuation assumptions are not readily observable in the market; instruments measured based on the best available information, which might include some internally-developed data, and considers risk premiums that a market participant would require.

When determining the fair value measurements for assets and liabilities that are required or permitted to be recorded at fair value, the Bank considers the principal or most advantageous market in which it would transact and considers the assumptions that market participants would use when pricing the asset or liability. When possible, the Bank uses active and observable markets to price identical assets or liabilities. When identical assets and liabilities are not traded in active markets, the Bank uses observable market information for similar assets and liabilities. However, certain assets and liabilities are not actively traded in observable markets and the Bank must use alternative valuation techniques to determine the fair value measurement. The frequency of transactions, the size of the bid-ask spread and the size of the investment are factors considered in determining the liquidity of markets and the relevance of observed prices in those markets.

When there has been a significant decrease in the volume or level of activity for a financial asset or liability, the Bank uses the present value technique which considers market information to determine a representative fair value in usual market conditions.

A description of the valuation methodologies used for assets and liabilities measured at fair value on a recurring basis, including the general classification of such assets and liabilities under the fair value hierarchy is presented below:

Financial instruments at FVTPL and FVOCI

Financial instruments at FVTPL are carried at fair value, which is based upon quoted prices when available, or if quoted market prices are not available, on discounted expected cash flows using market rates commensurate with the credit quality and maturity of the security.

Financial instruments at FVOCI are carried at fair value, based on quoted market prices when available, or if quoted market prices are not available, based on discounted expected cash flows using market rates commensurate with the credit quality and maturity of the security.

When quoted prices are available in an active market, financial instruments at FVOCI and financial instruments at FVTPL are classified in level 1 of the fair value hierarchy. If quoted market prices are not available or they are available in markets that are not active, then fair values are estimated based upon quoted prices of similar instruments, or where these are not available, by using internal valuation techniques, principally discounted cash flows models. Such securities are classified within level 2 of the fair value hierarchy.

Derivative financial instruments

The valuation techniques and inputs depend on the type of derivative and the nature of the underlying instrument. Exchange-traded derivatives that are valued using quoted prices are classified within level 1 of the fair value hierarchy.

For those derivative contracts without quoted market prices, fair value is based on internal valuation techniques using inputs that are readily observable and that can be validated by information available in the market. The principal technique used to value these instruments is the discounted cash flows model and the key inputs considered in this technique include interest rate yield curves and foreign exchange rates. These derivatives are classified within level 2 of the fair value hierarchy.

The fair value adjustments applied by the Bank to its derivative carrying values include credit valuation adjustments (“CVA”), which are applied to OTC derivative instruments, in which the base valuation generally discounts expected cash flows using the Overnight Index Swap (“OIS”) interest rate curves. Because not all counterparties have the same credit risk as that implied by the relevant OIS curve, a CVA is necessary to incorporate the market view of both, counterparty credit risk and the Bank’s own credit risk, in the valuation.

Derivative financial instruments (continued)

Own-credit and counterparty CVA is determined using a fair value curve consistent with the Bank’s or counterparty credit rating. The CVA is designed to incorporate a market view of the credit risk inherent in the derivative portfolio. However, most of the Bank’s derivative instruments are negotiated bilateral contracts and are not commonly transferred to third parties. Derivative instruments are normally settled contractually, or if terminated early, are terminated at a value negotiated bilaterally between the counterparties. Therefore, the CVA (both counterparty and own-credit) may not be realized upon a settlement or termination in the normal course of business. In addition, all or a portion of the CVA may be reversed or otherwise adjusted in future periods in the event of changes in the credit risk of the Bank or its counterparties or due to the anticipated termination of the transactions.

Transfer of financial assets

Gains or losses on sale of loans depend in part on the carrying amount of the financial assets involved in the transfer, and its fair value at the date of transfer. The fair value of instruments is determined based upon quoted market prices when available, or are based on the present value of future expected cash flows using information related to credit losses, prepayment speeds, forward yield curves, and discounted rates commensurate with the risk involved.

Financial instruments measured at fair value on a recurring basis by caption on the consolidated statement of financial positions using the fair value hierarchy are described below:

	December 31, 2017
	Level 1(a)	Level 2(b)	Level 3(c)	Total
Assets
Securities at fair value through OCI:
Equity investments	8,402	-	-	8,402
Sovereign debt (1)	16,733	-	-	16,733
Total securities at fair value through OCI	25,135	-	-	25,135
Derivative financial instruments used for hedging – receivable:
Interest rate swaps	-	129	-	129
Cross-currency interest rate swaps	-	4,550	-	4,550
Foreign exchange forward	-	8,659	-	8,659
Total derivative financial instrument used for hedging – receivable	-	13,338	-	13,338
Total financial assets at fair value	25,135	13,338	-	38,473

Liabilities
Derivative financial instruments used for hedging – payable:
Interest rate swaps	-	4,789	-	4,789
Cross-currency interest rate swaps	-	30,154	-	30,154
Total derivative financial instruments used for hedging – payable	-	34,943	-	34,943
Total financial liabilities at fair value	-	34,943	-	34,943

(1)
At December 31, 2017, securities at fair value through OCI for $2,955 were reclassified from level 2 to level 1 of the fair value hierarchy given that Bloomberg's valuation "BVAL" for these values increased from 7 (in 2016) to 10 (in 2017).

(a)	Level 1: Quoted market prices in an active market.
(b)	Level 2: Quoted market prices in an inactive market or internally developed models with significant observable market.
(c)	Level 3: Internally developed models with significant unobservable market information.

	December 31, 2016
	Level 1(a)	Level 2(b)	Level 3(c)	Total
Assets
Securities at fair value through OCI:
Corporate debt	13,909	-	-	13,909
Sovereign debt	13,912	2,786	-	16,698
Total securities at fair value through OCI	27,821	2,786	-	30,607
Derivative financial instruments used for hedging – receivable:
Interest rate swaps	-	363	-	363
Cross-currency interest rate swaps	-	2,561	-	2,561
Foreign exchange forward	-	6,428	-	6,428
Total derivative financial instrument used for hedging – receivable	-	9,352	-	9,352
Total financial assets at fair value	27,821	12,138	-	39,959

Liabilities
Financial instruments at FVTPL:
Foreign exchange forward	-	24	-	24
Total financial instruments at FVTPL	-	24	-	24
Derivative financial instruments used for hedging – payable:
Interest rate swaps	-	3,704	-	3,704
Cross-currency interest rate swaps	-	46,198	-	46,198
Foreign exchange forward	-	9,784	-	9,784
Total derivative financial instruments used for hedging – payable	-	59,686	-	59,686
Total financial liabilities at fair value	-	59,710	-	59,710

(a)	Level 1: Quoted market prices in an active market.
(b)	Level 2: Quoted market prices in an inactive market or internally developed models with significant observable market.
(c)	Level 3: Internally developed models with significant unobservable market information.

The following information should not be interpreted as an estimate of the fair value of the Bank. Fair value calculations are only provided for a limited portion of the Bank’s financial assets and liabilities. Due to a wide range of valuation techniques and the degree of subjectivity used in making the estimates, comparison of fair value information of the Bank and other companies may not be meaningful for comparative analysis.

As of December 31, 2017 and 2016, there was no reclassification from one level to another in the fair value hierarchy in financial instruments.

The following methods and assumptions were used by the Bank’s management in estimating the fair values of financial instruments whose fair value is not measured on a recurring basis:

Financial instruments with carrying value that approximates fair value

The carrying value of certain financial assets, including cash and due from banks, interest-bearing deposits in banks, customers’ liabilities under acceptances, accrued interest receivable and certain financial liabilities including customer’s demand and time deposits, securities sold under repurchase agreements, accrued interest payable, and acceptances outstanding, as a result of their short-term nature, are considered to approximate fair value. These instruments are classified in Level 2.

Securities at amortized cost

The fair value has been based upon current market quotations, where available. If quoted market prices are not available, fair value has been estimated based upon quoted price of similar instruments, or where these are not available, on discounted expected cash flows using market rates commensurate with the credit quality and maturity of the security. These securities are classified in Levels 1, 2 and 3.

Loans at amortized cost

The fair value of the loan portfolio, including impaired loans, is estimated by discounting future cash flows using the current rates at which loans would be made to borrowers with similar credit ratings and for the same remaining maturities, considering the contractual terms in effect as of December 31 of the relevant year. These assets are classified in Level 2.

Short and long-term borrowings and debt

The fair value of short and long-term borrowings and debt is estimated using discounted cash flow analysis based on the current incremental borrowing rates for similar types of borrowing arrangements, taking into account the changes in the Bank’s credit margin. These liabilities are classified in Level 2.

The following table provides information on the carrying value and estimated fair value of the Bank’s financial instruments that are not measured on a recurring basis:

	December 31, 2017
	Carrying value	Fair value	Level 1(a)	Level 2(b)	Level 3(c)
Financial assets
Instruments with carrying value that approximates fair value:
Cash and deposits on banks	672,048	672,048	-	672,048	-
Acceptances	6,369	6,369	-	6,369	-
Interest receivable	30,872	30,872	-	30,872	-
Securities at amortized cost (2)	68,934	69,006	50,581	8,447	9,978
Loans, net (1)	5,419,379	5,520,604	-	5,520,604	-

Financial liabilities
Instruments with carrying value that approximates fair value:
Deposits	2,928,844	2,928,844	-	2,928,844	-
Acceptances	6,369	6,369	-	6,369	-
Interest payable	15,816	15,816	-	15,816	-
Short-term borrowings and debt	1,072,723	1,072,483	-	1,072,483	-
Long-term borrowings and debt, net	1,138,844	1,158,534	-	1,158,534	-

(a)	Level 1: Quoted market prices in an active market.
(b)	Level 2: Quoted market prices in an inactive market or internally developed models with significant observable market.
(c)	Level 3: Internally developed models with significant unobservable market information.

The following table provides information on the carrying value and estimated fair value of the Bank’s financial instruments that are not measured on a recurring basis:

	December 31, 2016
	Carrying value	Fair value	Level 1(a)	Level 2(b)	Level 3(c)
Financial assets
Instruments with carrying value that approximates fair value:
Cash and deposits on banks	1,069,538	1,069,538	-	1,069,538	-
Acceptances	19,387	19,387	-	19,387	-
Interest receivable	44,187	44,187	-	44,187	-
Securities at amortized cost (2)	77,214	76,406	73,406	3,000	-
Loans , net (1)	5,907,494	6,021,006	-	6,021,006	-

Financial liabilities
Instruments with carrying value that approximates fair value:
Deposits	2,802,852	2,802,852	-	2,802,852	-
Acceptances	19,387	19,387	-	19,387	-
Interest payable	16,603	16,603	-	16,603	-
Short-term borrowings and debt	1,470,075	1,470,045	-	1,470,045	-
Long-term borrowings and debt, net	1,776,738	1,808,228	-	1,808,228	-

(a)	Level 1: Quoted market prices in an active market.
(b)	Level 2: Quoted market prices in an inactive market or internally developed models with significant observable market.
(c)	Level 3: Internally developed models with significant unobservable market information.

(1)
The carrying value of loans at amortized cost is net of the allowance for expected credit losses of $81.3 million and unearned interest and deferred fees of $5.0 million for December 31, 2017; allowance for expected credit losses of $106.0 million and unearned interest and deferred fees of $7.2 million for December 31, 2016.

(2)	The carrying value of securities at amortized cost is net of the allowance for expected credit losses of $0.2 million for December 31, 2017 and $0.6 million for December 31, 2016.